Marketable securities and other securities investments	12 Months Ended
Mar. 31, 2020
Marketable securities and other securities investments
5. Marketable securities and other securities investments:
Marketable securities and other securities investments include public and corporate bonds and common stocks for which the aggregate cost, gross unrealized gains and losses and fair value are as follows:

	Yen in millions
	March 31, 2019
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Public and corporate bonds	5,837,423	82,022	73,256	5,846,189
Other	289,285	5,406	845	293,846

Total	6,126,708	87,428	74,101	6,140,035

Securities not practicable to determine fair value
Public and corporate bonds	32,922

	Yen in millions
	March 31, 2020
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Public and corporate bonds	5,237,131	196,260	22,092	5,411,299
Other	313,014	9,651	3,416	319,249

Total	5,550,145	205,911	25,508	5,730,548

Securities not practicable to determine fair value
Public and corporate bonds	36,551

Public and corporate bonds include government bonds, and “Other” includes investment trusts.
Unrealized losses continuing over a 12 month period or more in the aggregate were not material as of March 31, 2019 and 2020.
As of March 31, 2019 and 2020, maturities of public and corporate bonds included in available-for-sale
are mainly from 1 to 10 years.
Proceeds from sales of available-for-sale securities was ¥248,046 million for the year ended March 31, 2018. On those sales, gross realized gains was ¥7,684 million and gross realized losses was ¥278 million.
During the year ended March 31, 2018, Toyota recognized impairment losses on available-for-sale securities of ¥846 million, which was included in “Other income (loss), net” and other in the accompanying consolidated statements of income.
As of March 31, 2019 and 2020, the carrying amount of equity securities with readily determinable fair values were ¥2,154,951 million
and
¥1,895,690 million, respectively.
Gain and losses related to equity securities are as follows:

	Yen in millions
	For the years ended March 31,
	2019	2020
Net gains (losses) recognized on equity securities	(334,636)	(3,837)
Less: Net gains (losses) recognized on equity securities sold	4,836	16,245

Unrealized gains (losses) on equity securities	(339,472)	(20,082)
Toyota did not recognize any material impairment or other adjustments on equity securities without readily determinable fair values for the years ended March 31, 2019 and 2020. As of March 31, 2019 and 2020, the carrying amount of equity securities without readily determinable fair values were ¥279,178 and ¥364,593 million, respectively.